Summary of Significant Accounting Policies - Additional Information (Details)	6 Months Ended
	Sep. 30, 2022 USD ($) segment	Sep. 30, 2021 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Allowance for doubtful accounts
Allowance for doubtful accounts	$ 0	$ 0
Employee benefit expenses
Employee benefit expenses	71,742	57,619
Selling and marketing expenses:
Advertising and promotion costs	177,532	$ 373,535
Research and development costs
Research and development costs capitalized	$ 0
Value Added Tax [Abstract]
Value-added tax rate (in percent)	6.00%
Foreign currency translation
Year-end spot rate	7.0998	6.4854	7.0998	6.3482	6.3482
Average rate	6.7873	6.4515	6.7873	6.4083	6.4083
Segment reporting
Reportable segment | segment	1
Concentration of risks
RMB denominated cash and cash equivalents	$ 22,544,893		¥ 20,979,642	$ 23,834,125	¥ 21,206,372